INCOME TAXES - Recognized of tax losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Amount of losses	$ 148.5	$ 57.6
Amount of deferred tax assets relating to losses	21.8	20.4
Unused tax losses carried forward, for which no deferred tax assets were recognized	148.5	57.6
Other temporary differences, for which no deferred tax assets were recognized	767.4	668.1
Unrecognized net deferred tax assets	196.3	155.1
Canada
Disclosure of geographical areas [line items]
Amount of losses	40.1
Amount of deferred tax assets relating to losses	10.7
Unused tax losses carried forward, for which no deferred tax assets were recognized	40.1
France
Disclosure of geographical areas [line items]
Amount of losses	47.4	51.6
Amount of deferred tax assets relating to losses	11.8	12.9
Unused tax losses carried forward, for which no deferred tax assets were recognized	47.4	51.6
United States
Disclosure of geographical areas [line items]
Amount of deferred tax assets relating to losses	1.0
Sweden
Disclosure of geographical areas [line items]
Amount of losses		22.4
Amount of deferred tax assets relating to losses		4.6
Unused tax losses carried forward, for which no deferred tax assets were recognized		22.4
Other
Disclosure of geographical areas [line items]
Amount of deferred tax assets relating to losses	$ (1.7)	$ 2.9